Lease Commitments (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Lease Commitments [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases			The Company leases its USA facilities under operating leases beginning a) April 2012 through March 2017 and b) a month-to-month lease. Additionally, the Company leases its Europe facility on a three-year lease beginning January 2012 through January 2015.		The Company leases its USA facilities under operating leases beginning a) February 2005 and extended through December 2012
Operating Lease, Leasing Term					April 2012 through March 2017
Operating Leases, Rent Expense (in dollars)	$ 91,751	$ 108,446	$ 280,799	$ 325,980	$ 435,863	$ 413,401
Minimum [Member]
Lease Commitments [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			3 years
Maximum [Member]
Lease Commitments [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years